Condensed Consolidated Statements of Shareholders' Equity (OneMain Holdings Inc) - USD ($)	Common Stock [Member]		Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	OneMain Holdings Inc. Shareholders' Equity [Member]	Non-controlling Interest [Member]	Total [Member]
Balance at Dec. 31, 2012	$ 1,000,000		$ 147,000,000	$ 27,000,000	$ 1,006,000,000	$ 1,181,000,000		$ 1,181,000,000
Number of common stock issued during the period			231,000,000			231,000,000		231,000,000
Share-based compensation expense, net of forfeitures			146,000,000			146,000,000		146,000,000
Contributions from joint venture partners							438,000,000	438,000,000
Distributions declared to joint venture partners							(204,000,000)	(204,000,000)
Accumulated other comprehensive income loss				1,000,000		1,000,000		1,000,000
Other comprehensive income
Net income (loss)					(19,000,000)	(19,000,000)	113,000,000	94,000,000
Balance at Dec. 31, 2013	1,000,000		524,000,000	28,000,000	987,000,000	1,540,000,000	347,000,000	1,887,000,000
Number of common stock issued during the period		[1]	6,000,000			6,000,000		6,000,000
Withholding tax on vested RSUs			(1,000,000)			(1,000,000)		(1,000,000)
Distributions declared to joint venture partners							(638,000,000)	(638,000,000)
Accumulated other comprehensive income loss				(25,000,000)		(25,000,000)		(25,000,000)
Net income (loss)					505,000,000	505,000,000	103,000,000	608,000,000
Balance at Dec. 31, 2014	1,000,000		529,000,000	3,000,000	1,528,000,000	2,025,000,000	(129,000,000)	1,837,000,000
Net income (loss)					(23,000,000)		98,000,000
Balance at Sep. 30, 2015	1,000,000		1,524,000,000	(11,000,000)	1,505,000,000		(89,000,000)
Balance at Dec. 31, 2014	1,000,000		529,000,000	3,000,000	1,528,000,000	2,025,000,000	(129,000,000)	1,837,000,000
Number of common stock issued during the period			976,000,000			976,000,000		976,000,000
Non-cash incentive compensation from Initial Stockholder			15,000,000			15,000,000		15,000,000
Share-based compensation expense, net of forfeitures			6,000,000			6,000,000		6,000,000
Excess tax benefit from share-based compensation			2,000,000			2,000,000		2,000,000
Withholding tax on vested RSUs			(4,000,000)			(4,000,000)		(4,000,000)
Distributions declared to joint venture partners							(58,000,000)	(58,000,000)
Accumulated other comprehensive income loss				(14,000,000)		(14,000,000)		(14,000,000)
Other comprehensive income				(14,000,000)		(14,000,000)		(14,000,000)
Net income (loss)					(23,000,000)	(23,000,000)	98,000,000	(122,000,000)
Balance at Dec. 31, 2015	1,000,000		1,533,000,000	(33,000,000)	1,308,000,000	2,809,000,000	(79,000,000)	2,730,000,000
Balance at Jun. 30, 2015				(7,000,000)
Balance at Sep. 30, 2015	1,000,000		1,524,000,000	(11,000,000)	1,505,000,000		(89,000,000)
Balance at Dec. 31, 2015	1,000,000		1,533,000,000	(33,000,000)	1,308,000,000	2,809,000,000	(79,000,000)	2,730,000,000
Share-based compensation expense, net of forfeitures			16,000,000			16,000,000		16,000,000
Withholding tax on vested RSUs			14,000,000			(4,000,000)		(4,000,000)
Distributions declared to joint venture partners							(18,000,000)	(18,000,000)
Accumulated other comprehensive income loss							69,000,000	69,000,000
Other comprehensive income				37,000,000		37,000,000		37,000,000
Net income (loss)					188,000,000	188,000,000	28,000,000	(216,000,000)
Balance at Sep. 30, 2016	1,000,000		1,545,000,000	4,000,000	1,496,000,000	3,046,000,000	0	3,046,000,000
Balance at Jun. 30, 2016				5,000,000
Balance at Sep. 30, 2016	$ 1,000,000		$ 1,545,000,000	$ 4,000,000	$ 1,496,000,000	$ 3,046,000,000	$ 0	$ 3,046,000,000

[1]	The condensed consolidated unaudited Financial Statements have been retroactively restated to reflect the 1-for-100 reverse split that occurred on June 17, 2015 and the net 1-for-10 reverse split that occurred on October 27, 2016